Notes Payable (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Notes payable consist	Notes payable consisted of the following:
	December 31, 2012	December 31, 2011

Notes payable	$13,200	$13,200

	$13,200	$13,200